Tax On Profit On Ordinary Activities - Tax Provision (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Income Taxes [Abstract]
Applicable tax rate	19.00%	19.00%		19.00%
U.K. corporation tax based on the results for the year ended 30 June 2021 at 19% (2020 : 19%, 2019: 19%)	£ 3,634	£ 123		£ 4,636
Overseas tax	10,290	5,130		5,207
Current Tax	13,924	5,253		9,843
Deferred Tax	(3,010)	(1,407)		(3,750)
Total tax	£ 10,914	£ 3,846	[1]	£ 6,093	[1]

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C for details).